Contingencies (Details Textual) $ in Thousands, ₨ in Millions		3 Months Ended	12 Months Ended			60 Months Ended
	Sep. 07, 2015 USD ($)	Jun. 30, 2016 INR (₨)	Mar. 31, 2021 INR (₨) ₨ / a	Mar. 31, 2021 USD ($) ₨ / a	Mar. 31, 2017 INR (₨)	Mar. 31, 2013 INR (₨)	Jun. 14, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 25, 2021 USD ($)	Oct. 08, 2020 USD ($)	Aug. 23, 2020 USD ($)	May 15, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Jan. 31, 2020 INR (₨)	Nov. 30, 2019 INR (₨)	Jan. 18, 2018 INR (₨)	Jan. 18, 2018 USD ($)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)	Mar. 31, 2006 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions			₨ 3,493.0										₨ 3,854.0
Demand made by Indian Sales Tax Authorities to the company			474.0
VAT Provision Recorded			₨ 51.0
Security Deposit For Expansion On Turnover			1.00%	1.00%
Provision For Cost Of Expansion			₨ 29.4
Payment Of Costs and Damages | $				$ 72
Deposit On Demand For Remediation Fee														₨ 60.0
Goods And Services Tax [Member]
Disclosure of contingent liabilities [line items]
Provision for potential liability			31.0
Regulatory deferral account tax liability															₨ 307.0
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions			₨ 310.0
Issued Notice Demanding Payment By NPPA																					₨ 776.0
Deposit Made On Demand																			₨ 100.0
Bank Guarantee																		₨ 676.0
Amount Directed to be Deposited by Court																				₨ 100.0
Bank Guarantee Directed by Delhi High Court to be Furnished																		₨ 676.0
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Total amount approved by APERC for collection regarding FSA charges						₨ 482.0
Payments under protest					₨ 354.0	₨ 219.0
Fuel and energy expense		₨ 55.0
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty																							₨ 77.0
Percentage of amount discharged against penalty			50.00%	50.00%
Issued Notice Demanding Payment By NPPA																							₨ 285.0
Additional deposit amount against penalty																						₨ 30.0
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / a			0.0013	0.0013
Pollution compensation per acre fixed for wet land | ₨ / a			0.0017	0.0017
Consumer Product Safety Commission [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid																₨ 319.0	$ 5,000
Securities Class Action Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid | $												$ 9,000
Namenda Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation held in Escrow | $											$ 400
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | AAA-ICDR Arbitration [Member]
Disclosure of contingent liabilities [line items]
Provision for potential liability | $									$ 20,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | AAA-ICDR Arbitration [Member] | Nonadjustong Events after reporting period [Member]
Disclosure of contingent liabilities [line items]
Arbitration amount recorded towards milestone payments | $							$ 46,250
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member]
Disclosure of contingent liabilities [line items]
Amount of liability adjusted for the period | $								$ 26,250
Amount awarded against the arbitration liability | $				$ 46,250
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member] | Impairment of Non-Current Assets [Member]
Disclosure of contingent liabilities [line items]
Amount recognised to impairment of noncurrent assets			₨ 3,291.0	45,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member] | Selling General And Administrative Expense [Member]
Disclosure of contingent liabilities [line items]
Amount recognised as expense			₨ 91.0	$ 1,250
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | NDA Approved [Member] | Hatchtech Pty Limited [Member] | Asset Purchase Agreement [Member]
Disclosure of contingent liabilities [line items]
Milestone payment | $	$ 20,000
Arbitation demand for milestone payments | $										$ 20,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Ovicidal Label Approved [Member] | Hatchtech Pty Limited [Member] | Asset Purchase Agreement [Member]
Disclosure of contingent liabilities [line items]
Milestone payment | $	$ 25,000
Arbitation demand for milestone payments | $										$ 25,000